Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Accumulated Other Comprehensive Income Loss [Abstract]
Summary of Accumulated Other Comprehensive Income (Loss)

	Pension and Other Post-Employment Benefits	Private Equity Instruments	Foreign Currency Translation Adjustment	Total
As at December 31, 2020	(10)	27	758	775
Other Comprehensive Income (Loss), Before Tax	28	(1)	(311)	(284)
Income Tax (Expense) Recovery	(6)	—	—	(6)
As at June 30, 2021	12	26	447	485

As at December 31, 2021	28	27	629	684
Other Comprehensive Income (Loss), Before Tax	77	—	172	249
Income Tax (Expense) Recovery	(20)	—	—	(20)
As at June 30, 2022	85	27	801	913